PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Total cost		¥ 78,926	¥ 64,141
Less: Accumulated depreciation		(39,286)	(22,097)
Property and equipment, net	$ 6,075	39,640	42,044
Office facilities
PROPERTY AND EQUIPMENT, NET
Total cost		4,864	4,256
Software
PROPERTY AND EQUIPMENT, NET
Total cost		15,871	9,289
Computer equipment
PROPERTY AND EQUIPMENT, NET
Total cost		10,492	12,679
Vehicles
PROPERTY AND EQUIPMENT, NET
Total cost		1,186	21
Leasehold improvement
PROPERTY AND EQUIPMENT, NET
Total cost		¥ 46,513	¥ 37,896